OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Other Noninterest Income Tables [Abstract]
Other Noninterest Income Tables [Text Block]
Other non-interest income at December 31, comprised:
	2014	2015	2016
	(EUR in millions)
Income from insurance operations	508	477	517
Gain on disposal of subsidiaries	11	1	242
Gain on disposal of premises	0	1	1
Hotel revenues	31	28	32
Other	116	91	78
Total	666	598	870

Gain on disposal of subsidiaries in 2016 includes the gain of the disposal of Astir Palace Vouliagmenis S.A. and Private Equity Funds of EUR 203 million and EUR 39 million, respectively.